Performance Management - American Funds U.S. Government Money Market Fund	Sep. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart [Heading]	Calendar year total returns for Class F-2 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.28% (quarter ended December 31, 2023) Lowest 0.00% The fund's total return for the nine months ended September 30, 2024, was 3.79%.
Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	3.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	none
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/2009	4.68%	1.61%	1.00%	0.68%
C	5/1/2009	3.55	1.58	0.99	0.68
F-1	5/1/2009	4.52	1.46	0.87	0.59
F-2	5/1/2009	4.81	1.64	1.00	0.68
F-3	1/27/2017	4.88	1.68	N/A	1.50
529-A	5/1/2009	4.62	1.57	0.96	0.65
529-C	5/1/2009	3.49	1.54	0.96	0.65
529-E	5/1/2009	4.50	1.55	0.95	0.65
529-F-1	5/1/2009	4.69	1.58	0.97	0.66
529-F-2	10/30/2020	4.79	N/A	N/A	1.91
529-F-3	10/30/2020	4.81	N/A	N/A	1.92
ABLE-A	7/13/2018	4.71	1.62	N/A	1.63
ABLE-F-2	10/30/2020	4.83	N/A	N/A	1.93
R-1	5/1/2009	4.81	1.62	1.00	0.68
R-2	5/1/2009	3.75	1.05	0.57	0.39
R-2E	8/29/2014	4.06	1.21	N/A	0.73
R-3	5/1/2009	4.21	1.29	0.74	0.50
R-4	5/1/2009	4.52	1.47	0.87	0.59
R-5E	11/20/2015	4.73	1.59	N/A	1.19
R-5	5/1/2009	4.83	1.64	1.01	0.69
R-6	5/1/2009	4.88	1.68	1.04	0.71

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.42%	2.01%	1.34%	0.94%
For current 7-day yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Money Market Seven Day Yield Phone	(800) 421-4225
Performance Availability Website Address [Text]	capitalgroup.com